Summary of Significant Accounting Policies - Additional Information (Details) - Unit	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Roadside assistance services period	1 year	1 year
Number of reporting unit	1	1